Investment and return (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Cash at bank and in hand	€ 402	€ 53
Short-term deposits with maturity of less than three months	39	17
Cash and cash equivalents	€ 441	€ 70